Schedule II - Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts And Reserves

Schedule II—Valuation and Qualifying Accounts and Reserves

(in millions)

	Balance at beginning of year	Changes charged to statement of operations accounts	Payments	Write-offs (net of recoveries)	Sales, retire- ments and transfers	Balance at end of year
Year ended December 31, 2012
Allowance for obsolescence of inventories	$530	$18	$—	$(45)	$—	$503
Allowance for uncollectible accounts	51	3	—	(11)	—	43
Reserves for environmental remediation costs	14	(1)	—	—	—	13
Year ended December 31, 2011
Allowance for obsolescence of inventories	$479	$31	$—	$—	$20	$530
Allowance for uncollectible accounts	57	4	—	(10)	—	51
Reserves for environmental remediation costs	17	(2)	(1)	—	—	14
Year ended December 31, 2010
Allowance for obsolescence of inventories	$457	$30	$—	$—	$(8)	$479
Allowance for uncollectible accounts	57	5	—	(5)	—	57
Reserves for environmental remediation costs	18	—	(1)	—	—	17